Cover - shares	12 Months Ended
	Jul. 31, 2025	Nov. 28, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jul. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--07-31
Entity File Number	001-42880
Entity Registrant Name	BLACK TITAN CORPORATION
Entity Central Index Key	0002034400
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 8, Unit 8-02 The Bousteador, 10
Entity Address, Address Line Two	Jalan PJU 7/6, Mutiara Damansara
Entity Address, City or Town	Petaling Jaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	47800
Title of 12(b) Security	Ordinary Shares, $0.001 par value per share
Trading Symbol	BTTC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		7,723,620
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 8, Unit 8-02 The Bousteador, 10
Entity Address, Address Line Two	Jalan PJU 7/6
Entity Address, City or Town	Petaling Jaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	47800
Contact Personnel Email Address	brynner.chiam@blackchambermgmt.com
Contact Personnel Name	brynner.chiam